Convertible Notes (Details) (USD $)	12 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Feb. 11, 2011 2010 Convertible Notes Prospect Global Acquisition Inc.	Nov. 22, 2011 $2.0 million face value secured convertible note due January 24, 2012	Nov. 22, 2011 $0.5 million COR Secured Convertible Note	Nov. 22, 2011 $2.5 million Hexagon Secured Convertible Note	Apr. 25, 2011 $2.5 million Hexagon Secured Convertible Note	Mar. 31, 2012 $1.5 million Avalon Secured Convertible Note	Nov. 22, 2011 $1.5 million Avalon Secured Convertible Note	Nov. 22, 2011 $1.5 million Hexagon Secured Convertible Note	Sep. 19, 2011 $1.5 million Hexagon Secured Convertible Note
Convertible Notes
Convertible notes	$ 0	$ 0	$ 1,048,863
Convertible notes and accrued interest converted into common stock (in shares)			7,171			17,630				7,981
Face value				$ 2,000,000	$ 500,000	$ 2,500,000	$ 2,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000